Shareholders’ equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [abstract]
Disclosure of reconciliation of other equity instruments

	NUMBER OF BSAs OUTSTANDING	MAXIMUM NUMBER OF SHARES TO BE ISSUED	NUMBER OF BSAs EXERCISED	NUMBER OF BSAs LAPSED	NUMBER OF BSAs OUTSTANDING	MAXIMUM NUMBER OF SHARES TO BE ISSUED

			FOR THE YEAR ENDED
	AS OF JANUARY 1, 2022		DECEMBER 31, 2022		AS OF DECEMBER 31, 2022
BSAs granted under the Equity line agreement ....................................	300,000	300,000	—	(300,000)	—	—
The following tables summarize the data relating to BCEs as well as the assumptions used for the measurement thereof in accordance with IFRS 2 – Share-based Payment:

GRANT D ATE	TYPE	TOTAL NUMBER OF BCEs ISSUED	NUMBER OF BCE OUTSTAND ING AS OF JANUARY 1, 2024	NUMBER OF ISSUED BCEs	NUMBER OF LAPSED BCEs	NUMBER OF EXERCISE D BCEs	NUMBER OF BCEs OUTSTAND ING	NUMBER OF BCEs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIO NS ARE MET
				YEAR ENDED DECEMBER 31, 2024			AS OF DECEMBER 31, 2024
2016-11-07	BCE-2016-1	84,000	22,495	—	(3,699)	—	18,796	18,796	18,796
2017-01-23	BCE-2017-1	67,374	67,000	—	—	—	67,000	41,735	67,000
2017-11-20	BCE-2017-2	150,000	112,500	—	—	—	112,500	112,500	112,500
2017-11-20	BCE-2017-4	67,374	67,373	—	—	—	67,373	33,686	67,373
2017-11-20	BCE-2017-5	67,374	64,374	—	(26,687)	(4,000)	33,687	16,843	33,687
2018-03-15	BCE-2018-1	22,000	11,980	—	—	—	11,980	11,980	11,980
2018-05-14	BCE 2018-3	33,687	16,844	—	(16,844)	—	—	—	—
2018-05-14	BCE-2018-4	16,843	16,843	—	—	—	16,843	8,422	16,843
2018-05-14	BCE-2018-5	22,000	6,000	—	(4,000)	—	2,000	2,000	2,000
	Total BCEs	530,652	385,409	—	(51,230)	(4,000)	330,179	245,962	330,179
The following tables summarize the data relating to BSAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE	TOTAL NUMBER OF BSAs ISSUED	NUMBER OF BCAs OUTSTAND ING AS OF JANUARY 1, 2024	NUMBER OF ISSUED BSAs	NUMBER OF LAPSED BSAs	NUMBER OF EXERCISE D BSAs	NUMBER OF BSAs OUTSTAND ING	NUMBER OF BSAs EXERCISA BLE	MAXIMUM NUMBER OF SHARES TO BE ISSUED IF ALL CONDITIO NS ARE MET
				YEAR ENDED DECEMBER 31, 2024			AS OF DECEMBER 31, 2024
2015-12-04	BSA-2015-11	96,924	96,924	—	—	—	96,924	96,924	96,924
2015-12-04	BSA-2015-12	82,000	16,400	—	—	—	16,400	16,400	16,400
2017-09-18	BSA-2017-1	16,400	16,400	—	—	—	16,400	16,400	16,400
2018-01-22	BSA-2018-1	49,200	16,400	—	—	—	16,400	16,400	16,400
2014-03-11	BSA-2014-4	1,315	842	—	(842)	—	—	—	—
2014-03-11	BSA-2014-5	787	230	—	(230)	—	—	—	—
2024-04-04	BSA-2024-1	58,365	—	—	—	—	58,365	—	58,365
2024-04-04	BSA-2024-2	19,455	—	—	—	—	19,455	—	19,455
	Total BSAs	324,446	147,196		(1,072)	—	223,944	146,124	223,944
The following tables summarize the data relating to AGAs as well as the assumptions used for the measurement thereof in accordance with IFRS 2—Share-based Payment:

GRANT DATE	TYPE	TOTAL NUMBER OF AGAs ISSUED	NUMBER OF AGAs OUTSTANGIN G AS OF JANUARY 1, 2024	NUMBER OF ISSUED AGAs	NUMBER OF LAPSED AGAs	NUMBER OF VESTED AGAs	NUMBER OF AGAs OUTSTANDIN G
				FOR THE YEAR ENDED DECEMBER 31, 2024			AS OF DECEMBER 31, 2024
07/11/23	AGA-2023-1	1,382,796	1,382,796	—	(212,737)	(390,019)	780,040
07/11/23	AGA-2023-2	100,000	100,000	—	—	(25,000)	75,000
09/28/23	AGA-2023-3	731,500	731,500	—	(245,625)	—	485,875
09/28/23	AGA-2023-4	254,250	254,250	—	(41,000)	—	213,250
12/01/23	AGA-2023-5	132,750	132,750	—	(51,500)	—	81,250
02/01/24	AGA-2024-1	1,549,125	—	1,549,125	(193,500)	—	1,355,625
03/28/24	AGA-2024-2	22,500	—	22,500	—	—	22,500
05/23/24	AGA-2024-3	38,500	—	38,500	—	—	38,500
07/11/24	AGA-2024-4	93,000	—	93,000	—	—	93,000
07/11/24	AGA-2024-5	25,000	—	25,000	—	—	25,000
07/11/24	AGA-2024-6	20,000	—	20,000	—	—	20,000
09/05/24	AGA-2024-7	198,000	—	198,000	—	—	198,000
	Total AGAs	4,547,421	2,601,296	1,946,125	(744,362)	(415,019)	3,388,040